OTHER REVENUE AND EXPENDITURE (Tables)	12 Months Ended
Dec. 31, 2024
OTHER REVENUE AND EXPENDITURE
Summary of other operating income and expenses

	12/31/2024	12/31/2023	12/31/2022
Reimbursement of fixed assets in progress - AIC	—	—	121,033
Result from disposal of shares (minority holdings)	—	—	453,624
Result from disposal of assets	5,695	55,692	—
Result from businesses combinations	—	593,132	—
Effects of Law No. 14,182/2021	—	—	(355,062)
Other income and expenditure	130,845	2,456	(32,671)
	136,540	651,280	186,924